Income Taxes - Income tax losses carried forward (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 1,083,848,000	$ 1,013,730,000
Unused tax loss carry forward	2,177,025,000	$ 2,399,647,000
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	765,625,000
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	327,409,000
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,083,991,000
Unused tax expiry 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	13,724,000
Unused tax expiry 2026 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	13,724,000
Unused tax expiry 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	228,000
Unused tax expiry 2027 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	228,000
Unused tax expiry 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	59,000
Unused tax expiry 2028 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2028 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2028 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	59,000
Unused tax expiry 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2030 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2030 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2030 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	20,295,000
Unused tax expiry 2031 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	20,295,000
Unused tax expiry 2031 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,130,000
Unused tax expiry 2032 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	272,000
Unused tax expiry 2032 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,858,000
Unused tax expiry 2032 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	33,595,000
Unused tax expiry 2033 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	33,595,000
Unused tax expiry 2033 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	190,011,000
Unused tax expiry 2034 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	169,934,000
Unused tax expiry 2034 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	15,593,000
Unused tax expiry 2034 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	4,484,000
Unused tax expiry 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	386,649,000
Unused tax expiry 2035 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	372,376,000
Unused tax expiry 2035 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,106,000
Unused tax expiry 2035 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,167,000
Unused tax expiry 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	259,703,000
Unused tax expiry 2036 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	210,591,000
Unused tax expiry 2036 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	43,466,000
Unused tax expiry 2036 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	5,646,000
Unused tax expiry 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	35,543,000
Unused tax expiry 2037 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	27,000
Unused tax expiry 2037 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	32,558,000
Unused tax expiry 2037 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,958,000
Unused tax expiry 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	38,245,000
Unused tax expiry 2038 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,813,000
Unused tax expiry 2038 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	35,112,000
Unused tax expiry 2038 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	320,000
Unused tax expiry 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	33,583,000
Unused tax expiry 2039 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	6,424,000
Unused tax expiry 2039 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	27,159,000
Unused tax expiry 2039 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	55,111,000
Unused tax expiry 2040 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	3,110,000
Unused tax expiry 2040 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	52,001,000
Unused tax expiry 2040 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	38,697,000
Unused tax expiry 2041 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	31,000
Unused tax expiry 2041 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	38,666,000
Unused tax expiry 2041 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,049,405,000
Unused tax expiry no expiry [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	$ 1,049,405,000